PRIVATE PLACEMENT (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Gross Proceeds From Sale Of Private Placement		$ 0	$ 0
Gross proceeds	$ 101,000,000	$ 0	$ 0
April 1, 2021 [Member]
Sale of additional Warrants				101,621
Gross proceeds				$ 101,621
Private Placement [Member]
Aggregate Amount Of Placement Unit		3,800,000		3,800,000
Price Per Share		$ 1.00		$ 1.00
Gross Proceeds From Sale Of Private Placement	$ 3,800,000	$ 3,800,000		$ 3,800,000
Additional Shares Purchase Of Placement Units, Shares		300,000		300,000
Additional Shares Purchase Of Placement Units, Amount		$ 300,000		$ 300,000